Deferred Costs and Deferred Revenues - Schedule of Deferred Contract Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Contract Costs [Abstract]
Balance at the beginning of the year	$ 57,392	$ 68,427
Contract costs recognized during the period	(57,392)	(68,427)
Contract costs relating to new sales		57,392
Balance at the end of the year		$ 57,392